Short-Term Borrowings (Narrative) (Details)					1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 06, 2019	May 16, 2019 USD ($)	May 15, 2019 USD ($)	May 09, 2019	Nov. 30, 2017 USD ($) item	Mar. 31, 2020 USD ($) entity item	Dec. 31, 2019 USD ($)	Mar. 23, 2020 USD ($)	Dec. 31, 2018 USD ($)
Line of Credit Facility [Line Items]
Aggregate principal amount							$ 46,000,000		$ 813,000,000
Payment of acquired entity credit facilities		$ 114,000,000
Borrowing capacity available under the credit facility						$ 2,000,000,000	2,000,000,000		2,000,000,000
Bridge Loan [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount			$ 600,000,000
Interest rate per annum				0.075%
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing under the revolving credit facility						9,000,000	$ 10,000,000		9,000,000
Outstanding borrowing, interest rate							1.20%
Commitment fee							0.125%
Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 2,000,000,000
Number of revolving credit facilities extension options | item					2
Extension period for revolving line of credit					1 year
Credit facility, term					5 years
Expiration of revolving credit facility							Nov. 01, 2022
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount					$ 100,000,000
Libor rate depending on credit ratings							0.50%
Commitment fee							0.225%
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount					$ 400,000,000
Libor rate depending on credit ratings							0.00%
Commitment fee							0.075%
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing under the revolving credit facility							$ 46,000,000		$ 813,000,000
Term Loan [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity								$ 350,000,000
Outstanding borrowing under the revolving credit facility						$ 0
Number of possible withdraws from credit facility | item						4
Number of possible additional lenders | entity						1
Term Loan [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount								100,000,000
Term Loan [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount								$ 50,000,000
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Spread over variable rate						1.00%	1.00%
London Interbank Offered Rate (LIBOR) [Member] | Bridge Loan [Member]
Line of Credit Facility [Line Items]
Interest rate per annum			0.65%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Spread over variable rate							1.00%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Libor rate depending on credit ratings							1.50%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Libor rate depending on credit ratings							0.875%
London Interbank Offered Rate (LIBOR) [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Spread over variable rate						0.675%
Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate	0.50%
Federal Funds Effective Rate [Member] | Credit Facility [Member]
Line of Credit Facility [Line Items]
Spread over variable rate							0.50%
Federal Funds Effective Rate [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Spread over variable rate						0.50%
One-Month London Interbank Offered Rate [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Spread over variable rate						1.00%